Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Schedule Of The Estimated Future Amortization Expense
The following table outlines the estimated future amortization expense related to intangible assets held as of December 31, 2025:

Year ending December 31,	Amortization expense
2026	$29,888
2027	28,067
2028	15,296
2029	5,378
2030	3,733
Thereafter	39,708

Total	$122,070

HMH Holding BV And Subsidiaries [Member]
Intangible Asset, Finite-Lived [Line Items]
Schedule Of Intangible Assets
Intangible assets consisted of the following as of December 31, 2025 and 2024:

			2025				2024
	Useful life	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Patents and rights	3-5 years	$21,180	$(18,785)	$2,395	$20,107	$(11,627)	$8,480
Customer relationships	2-20 years	113,523	(46,299)	67,224	112,893	(37,135)	75,758
Development costs	3-8 years	83,397	(30,946)	52,451	66,049	(15,133)	50,916

Total		$218,100	$(96,030)	$122,070	$199,049	$(63,895)	$135,154